UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Schedule of Investments

January 31, 2019 (Unaudited)

Schedule of Investments
LSV Conservative Value Equity Fund
	Shares	Value (000)
Common Stock (99.1%)
Aerospace & Defense (1.0%)
Spirit AeroSystems Holdings, Cl A	5,500	$459
Textron	7,500	399
United Technologies	3,200	378

		1,236

Agricultural Products (0.3%)
Ingredion	3,100	307

Air Freight & Logistics (0.3%)
FedEx	1,900	337

Aircraft (2.2%)
Alaska Air Group	3,800	243
American Airlines Group	7,600	272
Delta Air Lines	19,300	954
Southwest Airlines	8,000	454
United Continental Holdings*	8,000	698

		2,621

Apparel Retail (0.6%)
Foot Locker	9,000	503
Gap	6,400	163

		666

Apparel/Textiles (0.3%)
Capri Holdings*	7,200	306

Asset Management & Custody Banks (1.6%)
Ameriprise Financial	3,400	430
Bank of New York Mellon	21,400	1,120
State Street	6,300	447

		1,997

Automotive (2.9%)
American Axle & Manufacturing Holdings*	12,100	179
BorgWarner	9,800	401
Cooper Tire & Rubber	7,900	278
Ford Motor	79,100	696
General Motors	28,100	1,096
Goodyear Tire & Rubber	16,700	354
Lear	3,000	462

		3,466

Banks (10.5%)
Bank of America	111,800	3,183
CIT Group	7,500	346
Citizens Financial Group	15,800	536
Fifth Third Bancorp	14,400	386
JPMorgan Chase	34,800	3,602
Keycorp	22,700	374

LSV Conservative Value Equity Fund
	Shares	Value (000)
Banks (continued)
PNC Financial Services Group	7,800	$957
Regions Financial	35,800	543
SunTrust Banks	13,300	790
US Bancorp	7,300	373
Wells Fargo	34,300	1,678

		12,768

Biotechnology (2.0%)
Amgen	3,500	655
Biogen*	1,800	601
Celgene*	6,000	531
Gilead Sciences	9,900	693

		2,480

Building & Construction (0.7%)
Fortune Brands Home & Security	10,800	489
Owens Corning	5,700	299

		788

Chemicals (2.1%)
Celanese, Cl A	5,100	488
Chemours	9,300	332
DowDuPont	6,500	350
Eastman Chemical	7,300	589
Huntsman	14,100	310
LyondellBasell Industries, Cl A	5,800	504

		2,573

Commercial Printing (0.0%)
LSC Communications	1,262	10

Computer & Electronics Retail (0.5%)
Best Buy	9,400	557
GameStop, Cl A	5,600	63

		620

Computers & Services (4.9%)
Apple	3,700	616
DXC Technology	3,109	199
eBay	16,400	552
Hewlett Packard Enterprise	36,200	564
HP	39,300	866
International Business Machines	6,300	847
Oracle	35,700	1,793
Seagate Technology	8,000	354
Western Digital	4,300	194

		5,985

Consumer Discretionary (1.2%)
Procter & Gamble	15,300	1,476

Schedule of Investments

January 31, 2019 (Unaudited)

LSV Conservative Value Equity Fund
	Shares	Value (000)
Diversified REIT’s (0.3%)
VEREIT	43,900	$355

Drug Retail (1.0%)
Walgreens Boots Alliance	16,500	1,192

Electrical Components & Equipment (0.9%)
Acuity Brands	3,300	399
Eaton	8,500	648

		1,047

Electrical Services (3.8%)
Dominion Energy	4,348	305
Edison International	5,900	336
Entergy	8,700	776
Exelon	25,700	1,228
FirstEnergy	19,100	749
General Electric	28,900	294
PG&E*	17,700	230
PPL	20,600	645

		4,563

Financial Services (5.0%)
Ally Financial	15,600	407
Capital One Financial	9,000	725
Citigroup	34,700	2,237
Discover Financial Services	6,600	446
Goldman Sachs Group	4,900	970
Morgan Stanley	25,600	1,083
Navient	17,400	198

		6,066

Food, Beverage & Tobacco (3.3%)
Altria Group	6,500	321
General Mills	9,900	440
JM Smucker	6,300	660
Molson Coors Brewing, Cl B	5,900	393
Philip Morris International	14,100	1,082
Pilgrim’s Pride*	14,600	296
Tyson Foods, Cl A	12,100	749

		3,941

General Merchandise Stores (0.9%)
Target	14,800	1,080

Health Care Distributors (0.9%)
Cardinal Health	5,000	250
McKesson	6,100	782

		1,032

Health Care Equipment (0.8%)
Abbott Laboratories	6,700	489
Medtronic	6,100	539

		1,028

LSV Conservative Value Equity Fund
	Shares	Value (000)
Health Care REIT’s (0.3%)
Industrial Logistics Properties Trust	6,834	$147
Senior Housing Properties Trust	15,800	217

		364

Health Care Services (0.9%)
Cigna	1	—
CVS Health	3,434	225
HCA Holdings	6,000	837

		1,062

Homefurnishing Retail (0.1%)
Bed Bath & Beyond	6,300	95

Hotels & Lodging (0.8%)
Royal Caribbean Cruises	6,700	804
Wyndham Destinations	4,000	169

		973

Household Products, Furniture & Fixtures (0.4%)
Whirlpool	3,200	426

Insurance (3.8%)
Aflac	7,400	353
Allstate	8,700	764
American International Group	6,100	264
Hartford Financial Services Group	9,100	427
Lincoln National	8,500	497
MetLife	15,300	699
Principal Financial Group	8,100	406
Prudential Financial	9,600	884
Unum Group	9,900	344

		4,638

IT Consulting & Other Services (0.0%)
Perspecta	1,554	31

Life Sciences Tools & Services (0.3%)
Thermo Fisher Scientific	1,700	418

Machinery (2.1%)
AGCO	4,900	315
Allison Transmission Holdings	10,200	496
Cummins	4,670	687
Oshkosh	4,400	330
PACCAR	10,300	675

		2,503

Media & Entertainment (1.1%)
Comcast, Cl A	22,100	808
DISH Network, Cl A*	15,400	472

Schedule of Investments

January 31, 2019 (Unaudited)

LSV Conservative Value Equity Fund
	Shares	Value (000)
Media & Entertainment (continued)
TEGNA	8,600	$101

		1,381

Metal & Glass Containers (0.2%)
Owens-Illinois	13,600	273

Mortgage REIT’s (0.2%)
Annaly Capital Management	26,400	276

Motorcycle Manufacturers (0.2%)
Harley-Davidson	5,400	199

Movies & Entertainment (0.3%)
Viacom, Cl B	12,100	356

Multimedia (0.4%)
Walt Disney	4,800	535

Multi-Sector Holdings (3.0%)
Berkshire Hathaway, Cl B*	17,900	3,679

Office Electronics (0.2%)
Xerox	10,000	282

Office Equipment (0.1%)
Pitney Bowes	12,900	93

Office REIT’s (0.3%)
Mack-Cali Realty	13,700	282
Office Properties Income Trust	3,536	113

		395

Oil & Gas Equipment & Services (0.2%)
McDermott International*	16,233	143
US Silica Holdings	7,900	107

		250

Paper & Paper Products (0.3%)
Domtar	7,800	366

Paper Packaging (1.2%)
International Paper	10,700	508
Packaging of America	5,200	490
Westrock	12,600	513

		1,511

Petroleum & Fuel Products (9.4%)
Carrizo Oil & Gas*	17,700	217
Chevron	18,700	2,144
ConocoPhillips	20,600	1,394
ExxonMobil	42,700	3,129
HollyFrontier	8,100	456
Marathon Petroleum	14,400	954
Murphy Oil	16,800	460

LSV Conservative Value Equity Fund
	Shares	Value (000)
Petroleum & Fuel Products (continued)
Newfield Exploration*	14,600	$267
Occidental Petroleum	5,600	374
Phillips 66	11,200	1,069
Valero Energy	10,200	896

		11,360

Pharmaceuticals (7.6%)
AbbVie	5,100	409
Bristol-Myers Squibb	16,500	815
Eli Lilly	2,900	348
Johnson & Johnson	20,800	2,768
Merck	23,800	1,771
Pfizer	73,100	3,103

		9,214

Real Estate (0.7%)
Host Hotels & Resorts	23,300	421
Spirit Realty Capital	10,700	425

		846

Reinsurance (0.7%)
Everest Re Group	1,700	372
Reinsurance Group of America, Cl A	3,600	520

		892

Retail (2.8%)
Dick’s Sporting Goods	10,900	385
Kohl’s	8,200	563
Kroger	27,100	768
Macy’s	13,800	363
McDonald’s	2,800	500
Walmart	7,900	757

		3,336

Retail REIT’s (0.5%)
Brixmor Property Group	27,400	469
Washington Prime Group	30,900	176

		645

Semi-Conductors/Instruments (4.1%)
Applied Materials	9,500	371
Intel	59,900	2,822
Lam Research	3,300	560
Micron Technology*	16,500	631
QUALCOMM	12,000	594

		4,978

Specialized REIT’s (1.1%)
Hospitality Properties Trust	13,200	352
Omega Healthcare Investors	12,500	502
Xenia Hotels & Resorts	23,800	447

		1,301

Schedule of Investments

January 31, 2019 (Unaudited)

LSV Conservative Value Equity Fund
	Shares	Value (000)
Steel & Steel Works (0.4%)
Nucor	7,200	$441

Technology Distributors (0.3%)
Tech Data*	4,200	402

Telephones & Telecommunications (6.4%)
AT&T	61,733	1,856
Cisco Systems	57,100	2,700
Corning	19,700	655
Juniper Networks	19,100	496
Verizon Communications	36,200	1,993

		7,700

Thrifts & Mortgage Finance (0.7%)
MGIC Investment*	31,000	388
Radian Group	22,900	441

		829

Water Utilities (0.0%)
Gannett	4,300	48

TOTAL COMMON STOCK (Cost $103,387)		120,038

	Face Amount (000)
Repurchase Agreement (0.7%)
Morgan Stanley 2.300%, dated 01/31/19, to be repurchased on 02/01/19, repurchase price $929 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $941, 1.875% - 3.750%, 11/15/21 -11/15/43; total market value $948)	$929	929

TOTAL REPURCHASE AGREEMENT (Cost $929)		929

Total Investments – 99.8% (Cost $104,316)		$120,967

Percentages are based on Net Assets of $121,152 (000).

*    Non-income producing security.

Cl — Class

REIT — Real Estate Investment Trust

The following is a list of the inputs used as of January 31, 2019, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$120,038	$—	$—	$120,038
Repurchase Agreement	—	929	—	929

Total Investments in Securities	$120,038	$929	$—	$120,967

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2019, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-002-2500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 28, 2019